Subsequent Events (Notes)	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events [Text Block]
Subsequent Events

The Company’s Board of Directors approved a $100.0 million share repurchase program on January 16, 2015. The authorization was effective February 23, 2015 and continues for two years thereafter.